Consolidated statement of comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 57,013	$ 62,638	$ 70,251
Other comprehensive income (loss), net of tax
Gains/(losses) on derivative instruments, net of tax effects of (67), 201 and (197)	(561)	1,418	(1,412)
Actuarial gain (loss), net of tax effects of (45), 69 and (40)	(454)	580	(205)
Translation adjustments with no tax effects	2,265	(1,903)	(664)
Total other comprehensive income/ (loss)	1,250	95	(2,281)
Comprehensive income	58,263	62,733	67,970
Comprehensive income (loss) attributable to the non-controlling interest	0	0	0
Comprehensive income attributable to the Group	$ 58,263	$ 62,733	$ 67,970